1919 Socially Responsive Balanced Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 66.0%	Shares	Value
Communication Services - 7.0%
Alphabet, Inc. - Class A	141,978	$40,827,194
Netflix, Inc. (a)	203,650	19,580,947
		60,408,141

Consumer Discretionary - 5.7%
Amazon.com, Inc. (a)	124,976	26,028,752
Floor & Decor Holdings, Inc. - Class A (a)	44,506	2,260,905
The Home Depot, Inc.	27,915	9,180,964
The TJX Cos., Inc.	72,082	11,511,495
		48,982,116

Consumer Staples - 4.5%
Costco Wholesale Corp.	14,241	14,190,160
Darling International, Inc. (a)	164,337	10,164,243
PepsiCo, Inc.	39,150	6,079,603
The Hershey Co.	39,540	8,219,971
		38,653,977

Financials - 8.0%
Bank of America Corp.	316,348	15,421,965
Chubb Limited	26,498	8,636,493
LPL Financial Holdings, Inc.	29,076	8,746,933
M&T Bank Corp.	48,637	10,054,241
Reinsurance Group of America, Inc.	49,426	10,090,812
S&P Global, Inc.	18,194	7,738,636
The Charles Schwab Corp.	84,428	7,934,543
		68,623,623

Health Care - 7.9%
AstraZeneca PLC	68,728	13,554,536
Boston Scientific Corp. (a)	117,469	7,371,180
Danaher Corp.	39,449	7,479,530
Eli Lilly & Co.	23,992	22,067,122
Intuitive Surgical, Inc. (a)	23,378	10,777,024
Thermo Fisher Scientific, Inc.	13,335	6,554,553
		67,803,945

Industrials - 6.3%
Advanced Drainage Systems, Inc.	60,750	8,330,647
Cintas Corp.	74,910	12,670,277
Eaton Corp. PLC	37,898	13,554,978
Old Dominion Freight Line Inc.	30,909	6,039,619
Rockwell Automation, Inc.	17,743	6,367,608
Union Pacific Corp.	29,035	7,044,472
		54,007,601

1919 Socially Responsive Balanced Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
Information Technology - 22.3% (b)
Analog Devices, Inc.	25,771	$8,198,786
Apple, Inc.	151,086	38,344,116
ASML Holding NV	5,366	7,087,574
Broadcom, Inc.	85,238	26,382,013
Intuit, Inc.	12,059	5,214,071
Microsoft Corp.	75,319	27,880,834
NVIDIA Corp.	291,039	50,757,202
Palo Alto Networks, Inc. (a)	66,069	10,592,182
ServiceNow, Inc. (a)	65,060	6,802,023
Visa, Inc. - Class A	37,759	11,412,280
		192,671,081

Materials - 1.7%
Linde PLC	16,838	8,347,607
Steel Dynamics, Inc.	35,893	6,460,740
		14,808,347

Real Estate Investment Trusts (REITs) - 1.6%
Equinix, Inc.	8,601	8,431,044
Terreno Realty Corp.	90,734	5,572,883
		14,003,927

Utilities - 1.0%
American Water Works Co., Inc.	64,294	8,749,770
TOTAL COMMON STOCKS (Cost $251,885,157)		568,712,528

CORPORATE BONDS - 20.5%	Principal Amount
Communication Services - 1.8%
AT&T, Inc.
2.30%, 06/01/2027	$1,350,000	1,320,055
4.35%, 03/01/2029	465,000	465,427
2.75%, 06/01/2031	1,250,000	1,143,498
Comcast Corp.
4.65%, 02/15/2033	2,680,000	2,656,088
5.65%, 06/15/2035	600,000	621,077
Netflix, Inc., 5.40%, 08/15/2054	255,000	247,703
The Walt Disney Co., 2.20%, 01/13/2028	3,215,000	3,116,092
T-Mobile USA, Inc., 5.00%, 02/15/2036	3,310,000	3,259,230
Verizon Communications, Inc.
4.33%, 09/21/2028	777,000	777,239
3.88%, 02/08/2029	410,000	406,148
1.75%, 01/20/2031	1,325,000	1,161,959
4.50%, 08/10/2033	350,000	339,736
5.25%, 03/16/2037	335,000	331,453
		15,845,705

1919 Socially Responsive Balanced Fund
Schedule of Investments
March 31, 2026 (Unaudited)
	Principal Amount	Value
Consumer Discretionary - 1.5%
Amazon.com, Inc., 4.70%, 12/01/2032	$905,000	$915,787
Lowe's Cos., Inc., 1.30%, 04/15/2028	2,100,000	1,977,722
Starbucks Corp.
2.45%, 06/15/2026	250,000	249,073
2.25%, 03/12/2030	1,255,000	1,151,373
Target Corp., 4.50%, 09/15/2032	3,600,000	3,629,353
The California Endowment, 2.50%, 04/01/2051	1,700,000	1,007,223
The Ford Foundation, 2.42%, 06/01/2050	1,000,000	592,824
The Home Depot, Inc., 1.50%, 09/15/2028	1,900,000	1,792,200
Toyota Motor Corp., 4.45%, 06/30/2030	690,000	690,743
Toyota Motor Credit Corp., 1.13%, 06/18/2026	965,000	959,300
		12,965,598

Consumer Staples - 0.7%
Kroger Co., 5.50%, 09/15/2054	2,475,000	2,304,752
PepsiCo, Inc.
3.90%, 07/18/2032	1,200,000	1,162,838
3.50%, 03/19/2040	575,000	479,756
Walmart, Inc., 1.80%, 09/22/2031	2,700,000	2,391,639
		6,338,985

Financials - 4.7%
Affiliated Managers Group, Inc., 3.30%, 06/15/2030	755,000	708,057
Allstate Corp., 1.45%, 12/15/2030	1,345,000	1,169,121
Apollo Global Management, Inc., 5.80%, 05/21/2054	2,375,000	2,218,938
Bank of America Corp.
4.70% (3 mo. Term SOFR + 1.02%), 09/15/2026(c)	1,602,000	1,604,851
4.18%, 11/25/2027	525,000	523,322
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037(d)	2,515,000	2,236,131
BlackRock, Inc.
3.25%, 04/30/2029	455,000	443,113
2.40%, 04/30/2030	710,000	659,500
Boston Properties LP, 4.50%, 12/01/2028	1,335,000	1,326,331
Citigroup, Inc.
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031(d)	1,500,000	1,375,437
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039(d)	570,000	557,437
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	1,830,000	1,821,335
2.60%, 02/07/2030	1,250,000	1,163,171
HA Sustainable Infrastructure Capital, Inc., 6.00%, 03/15/2036	2,400,000	2,330,016
Host Hotels & Resorts LP, 3.38%, 12/15/2029	1,600,000	1,520,889
International Bank for Reconstruction & Development, 3.50%, 10/28/2030	4,000,000	3,930,007
MetLife, Inc., 4.55%, 03/23/2030	660,000	663,628
Morgan Stanley, 5.31% (5 yr. CMT Rate + 1.17%), 01/18/2041(d)	4,500,000	4,348,547
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055(d)	3,150,000	3,150,340
Royal Bank of Canada, 1.15%, 07/14/2026	3,500,000	3,471,516
Simon Property Group LP, 3.38%, 12/01/2027	510,000	502,972

1919 Socially Responsive Balanced Fund
Schedule of Investments
March 31, 2026 (Unaudited)
	Principal Amount	Value
Financials - 4.7% (Continued)
State Street Corp., 3.03% to 11/01/2029 then SOFR + 1.49%, 11/01/2034(d)	$1,000,000	$941,144
The Carlyle Group, Inc., 5.05%, 09/19/2035	2,715,000	2,620,429
Toronto-Dominion Bank, 5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034(d)	1,490,000	1,491,678
		40,777,910

Health Care - 2.3%
AbbVie, Inc.
4.25%, 11/14/2028	600,000	601,796
4.40%, 11/06/2042	1,120,000	986,043
Amgen, Inc., 3.00%, 02/22/2029	3,475,000	3,353,470
Anthem, Inc., 2.88%, 09/15/2029	1,530,000	1,449,674
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	205,000	204,682
3.40%, 07/26/2029	725,000	706,236
1.45%, 11/13/2030	1,580,000	1,389,696
CVS Health Corp.
4.78%, 03/25/2038	345,000	317,813
5.63%, 02/21/2053	3,445,000	3,166,246
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700,000	1,514,689
4.60%, 09/01/2035	320,000	313,087
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	1,100,000	1,025,337
UnitedHealth Group, Inc.
2.00%, 05/15/2030	1,600,000	1,449,565
3.50%, 08/15/2039	515,000	417,327
5.50%, 07/15/2044	2,500,000	2,417,930
		19,313,591

Industrials - 1.0%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	2,300,000	2,347,705
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,000,000	2,736,780
Johnson Controls International PLC, 1.75%, 09/15/2030	2,225,000	1,976,236
Xylem, Inc., 1.95%, 01/30/2028	1,785,000	1,714,334
		8,775,055

Information Technology - 4.2% (b)
Adobe, Inc., 2.15%, 02/01/2027	850,000	837,398
Autodesk, Inc., 2.40%, 12/15/2031	3,775,000	3,313,562
Broadcom, Inc., 4.20%, 10/15/2030	6,000,000	5,935,125
Dell International LLC, 5.50%, 04/01/2035	4,000,000	4,049,799
Hewlett Packard Enterprise Co., 5.60%, 10/15/2054	1,000,000	894,771
Intuit, Inc., 5.50%, 09/15/2053	2,215,000	2,043,701
Jabil, Inc., 4.25%, 05/15/2027	2,515,000	2,509,232
Mastercard, Inc.
3.30%, 03/26/2027	1,350,000	1,340,097
1.90%, 03/15/2031	4,000,000	3,559,568
Microsoft Corp., 4.20%, 11/03/2035	565,000	555,070

1919 Socially Responsive Balanced Fund
Schedule of Investments
March 31, 2026 (Unaudited)
	Principal Amount	Value
Information Technology - 4.2% (b) (Continued)
Oracle Corp., 5.38%, 09/27/2054	$5,000,000	$3,886,018
Salesforce.com, Inc.
4.50%, 03/15/2028	2,255,000	2,255,845
1.50%, 07/15/2028	2,135,000	2,005,217
Synopsys, Inc., 5.15%, 04/01/2035	1,605,000	1,606,100
Texas Instruments Inc., 5.00%, 03/14/2053	1,150,000	1,041,311
		35,832,814

Materials - 0.9%
Nutrien Ltd., 4.20%, 04/01/2029	425,000	422,194
Steel Dynamics, Inc.
5.38%, 08/15/2034	2,915,000	2,944,658
5.25%, 05/15/2035	1,500,000	1,502,239
The Dow Chemical Co., 5.60%, 02/15/2054	3,000,000	2,589,617
		7,458,708

Real Estate Investment Trusts (REITs) - 1.3%
Crown Castle, Inc., 1.05%, 07/15/2026	2,050,000	2,030,491
Prologis LP
2.25%, 04/15/2030	1,620,000	1,492,040
1.25%, 10/15/2030	3,000,000	2,608,102
5.25%, 03/15/2054	1,000,000	935,792
Realty Income Corp., 5.38%, 09/01/2054	2,500,000	2,385,116
Welltower, Inc., 2.70%, 02/15/2027	1,600,000	1,577,653
		11,029,194

Utilities - 2.1%
Avangrid, Inc., 3.80%, 06/01/2029	650,000	634,401
DTE Electric Co.
1.90%, 04/01/2028	2,145,000	2,054,977
4.05%, 05/15/2048	1,480,000	1,165,256
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,225,000	2,884,858
Duke Energy Progress LLC, 5.10%, 03/15/2034	2,685,000	2,739,998
Georgia Power Co., 3.25%, 04/01/2026	345,000	345,000
MidAmerican Energy Co.
3.65%, 04/15/2029	1,375,000	1,349,981
5.85%, 09/15/2054	2,200,000	2,216,033
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028	2,720,000	2,579,755
Public Service Co. of Colorado, 3.20%, 03/01/2050	520,000	345,623
Union Electric Co.
2.63%, 03/15/2051	1,280,000	760,204
5.13%, 03/15/2055	1,450,000	1,316,998
		18,393,084
TOTAL CORPORATE BONDS (Cost $188,276,840)		176,730,644

1919 Socially Responsive Balanced Fund
Schedule of Investments
March 31, 2026 (Unaudited)
U.S. TREASURY SECURITIES - 8.7%	Principal Amount	Value
United States Treasury Bonds
6.75%, 08/15/2026	$90,000	$90,965
6.50%, 11/15/2026	135,000	137,237
6.13%, 11/15/2027	675,000	699,284
5.50%, 08/15/2028	335,000	347,811
3.50%, 02/15/2039	573,000	517,804
4.38%, 11/15/2039	204,000	199,346
4.38%, 08/15/2043	6,750,000	6,386,133
4.50%, 02/15/2044	4,920,000	4,714,936
4.13%, 08/15/2044	6,300,000	5,727,955
5.00%, 05/15/2045	3,500,000	3,553,457
United States Treasury Notes
2.13%, 05/31/2026	6,700,000	6,681,715
1.50%, 08/15/2026	2,110,000	2,092,191
2.00%, 11/15/2026	3,375,000	3,338,711
2.25%, 11/15/2027	2,200,000	2,145,516
2.75%, 02/15/2028	1,630,000	1,598,865
2.88%, 05/15/2028	3,500,000	3,433,828
2.88%, 08/15/2028	5,300,000	5,188,617
3.13%, 11/15/2028	2,900,000	2,849,816
1.50%, 02/15/2030	4,670,000	4,274,327
4.13%, 11/15/2032	1,200,000	1,201,172
4.00%, 02/15/2034	6,000,000	5,923,242
4.38%, 05/15/2034	7,000,000	7,079,160
4.25%, 11/15/2034	7,000,000	7,003,555
TOTAL U.S. TREASURY SECURITIES (Cost $76,252,106)		75,185,643

U.S. GOVERNMENT AGENCY ISSUES - 1.6%
Federal Home Loan Bank (FHLB)
3.25%, 11/16/2028	2,125,000	2,095,408
5.50%, 07/15/2036	125,000	136,312
Federal Home Loan Mortgage Corp (FHLMC)
6.75%, 09/15/2029	115,000	125,782
6.25%, 07/15/2032	380,000	424,387
Federal National Mortgage Association (FNMA)
0.75%, 10/08/2027	2,270,000	2,168,103
6.25%, 05/15/2029	985,000	1,054,465
0.88%, 08/05/2030	8,670,000	7,626,834
6.63%, 11/15/2030	303,000	336,936
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $15,163,604)		13,968,227

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Federal National Mortgage Association (FNMA), Series 2011-53, Class CY, 4.00%, 06/25/2041	14,393	14,152
Government National Mortgage Association
Series 2020-194, Class AD, Pool 2020-194, 1.00%, 06/16/2062	1,775,457	1,289,668
Series 2023-163, Class C, 5.00%, 09/20/2049	268,533	268,189

1919 Socially Responsive Balanced Fund
Schedule of Investments
March 31, 2026 (Unaudited)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6% (CONTINUED)	Principal Amount	Value
Government National Mortgage Association (Continued)
Series 2025-4, Class KB, 5.50%, 04/20/2052	$3,287,303	$3,317,812
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,335,970)		4,889,821

MORTGAGE-BACKED SECURITIES - 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Pool C91417, 3.50%, 01/01/2032	22,336	21,951
Pool A35826, 5.00%, 07/01/2035	10,972	10,942
Pool G08112, 6.00%, 02/01/2036	24,236	25,466
Pool G02564, 6.50%, 01/01/2037	9,362	9,749
Pool G08179, 5.50%, 02/01/2037	7,320	7,567
Pool A65694, 6.00%, 09/01/2037	5,558	5,674
Federal National Mortgage Association (FNMA)
Pool 490446, 6.50%, 03/01/2029	4	4
Pool 808156, 4.50%, 02/01/2035	4,871	4,823
Pool 891596, 5.50%, 06/01/2036	237	244
Pool 190375, 5.50%, 11/01/2036	1,386	1,431
Pool 916386, 6.00%, 05/01/2037	9,676	10,128
Pool 946594, 6.00%, 09/01/2037	12,609	13,040
General National Mortgage Association (GNMA)
Pool MA6310, 3.00%, 12/20/2034	104,524	100,662
Pool MA6572, 3.00%, 04/20/2035	262,304	251,464
Pool MA6740, 2.50%, 08/20/2035	423,060	400,747
Pool 550763, 5.00%, 12/15/2035	36,880	37,345
Pool 3922, 7.00%, 11/20/2036	7,997	8,337
Pool MA3873, 3.00%, 08/20/2046	635,236	576,190
Pool MA6409, 3.00%, 01/20/2050	381,146	341,846
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,979,340)		1,827,610

SHORT-TERM INVESTMENTS – 2.4%	Shares	Value
Money Market Funds – 1.6%
Fidelity Investments Money Market - Government Portfolio - Class I, 3.53% (e)	14,122,877	14,122,877
TOTAL MONEY MARKET FUNDS (Cost $14,122,877)		14,122,877

	Principal Amount
U.S. Treasury Bills – 0.8%
3.64%, 04/02/2026 (f)	$6,000,000	5,999,401
TOTAL SHORT-TERM INVESTMENTS (Cost $20,122,272)		5,999,401

TOTAL INVESTMENTS - 100.0% (Cost $559,015,289)		861,436,751
Other Assets in Excess of Liabilities - 0.0% (g)		282,664
TOTAL NET ASSETS - 100.0%		$861,719,415

1919 Socially Responsive Balanced Fund
Schedule of Investments
March 31, 2026 (Unaudited)

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Floating rate security.
(d)	Variable rate security. Reference rate and spread are included in the description.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(f)	The rate shown is the annualized yield as of March 31, 2026.
(g)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

1919 Socially Responsive Balanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$568,712,528	$–	$–	$568,712,528
Corporate Bonds	–	176,730,644	–	176,730,644
U.S. Treasury Securities	–	75,185,643	–	75,185,643
U.S. Government Agency Issues	–	13,968,227	–	13,968,227
Collateralized Mortgage Obligations	–	4,889,821	–	4,889,821
Mortgage-Backed Securities	–	1,827,610	–	1,827,610
Total long-term investments	$568,712,528	$272,601,945	$–	$841,314,473
Short-Term Investments:
Money Market Funds	14,122,877	–	–	14,122,877
U.S. Treasury Bills	–	5,999,401	–	5,999,401
Total short-term investments	$14,122,877	$5,999,401	$–	$20,122,278
Total Investments	$582,835,405	$278,601,346	$–	$861,436,751

Refer to the Schedule of Investments for further disaggregation of investment categories.